Share-Based Payments (Details 1)	12 Months Ended
Dec. 31, 2017
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expected term	5 years 4 months 24 days
Expected volatility	55.00%
Risk-free interest rate	2.04%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expected term	5 years 10 months 24 days
Expected volatility	85.00%
Risk-free interest rate	2.29%